Dec. 18, 2025
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.16	0.16	0.16	0.16	0.13	0.06

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	0.82	1.57	1.07	0.57	0.54	0.47

Fee Waiver and/or Expense Reimbursement[2]	0.03	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79	1.54	1.04	0.54	0.51	0.44

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through December 31, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C,Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively of the Fund’s average daily net assets (the “expense limit”).Effective January 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.78%, 1.53%, 1.03%, 0.53%, 0.50% and 0.43%, respectively of the Fund’s average daily net assets.Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on December 31, 2026 and August 31, 2027, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$502	$673	$858	$1,393

Class C	$257	$493	$852	$1,663

Class R	$106	$337	$587	$1,303

Class Y	$55	$180	$315	$711

Class R5	$52	$170	$299	$674

Class R6	$45	$148	$260	$589

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$502	$673	$858	$1,393

Class C	$157	$493	$852	$1,663

Class R	$106	$337	$587	$1,303

Class Y	$55	$180	$315	$711

Class R5	$52	$170	$299	$674

Class R6	$45	$148	$260	$589

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 531% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in investment grade fixed-income securities generally represented by the Bloomberg U.S. Aggregate Bond Index (the benchmark index). The principal types of fixed-income securities in which the Fund invests are corporate bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its net assets in debt securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds.
The Fund may invest up to 30% of its net assets in foreign debt securities, including debt securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest up to 20% of the Fund’s net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs) of any rating, which are counted toward the 80% investment requirement.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may purchase municipal securities. The Fund’s investments may also include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. TBA transactions may be conducted as dollar rolls. The Fund may engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including: credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options to seek investment return or to seek to mitigate risk and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund may invest up to 15% of its net assets in equity interests and/or debt obligations issued by Real Estate Investment Trusts (REITs).
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the benchmark index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.
The portfolio managers utilize the benchmark index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to the benchmark index. The portfolio managers then determine appropriate position sizes to reflect desired risk positioning. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that they believe best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- two years of the benchmark index. The foregoing maturity and duration targets are not guaranteed and the portfolio managers may deviate from such targets in their discretion.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The portfolio managers may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	September 30, 2025	6.06%
Best Quarter	June 30, 2020	7.37%
Worst Quarter	June 30, 2022	-7.22%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6/3/2009	-1.13%	-0.51%	1.56%
Return After Taxes on Distributions		-2.95	-2.14	0.05
Return After Taxes on Distributions and Sale of Fund Shares		-0.66	-1.02	0.56

Class C	6/3/2009	1.50	-0.40	1.39

Class R	6/3/2009	2.99	0.10	1.75

Class Y	6/3/2009	3.51	0.61	2.26

Class R5	6/3/2009	3.39	0.60	2.25

Class R6	9/24/2012	3.54	0.65	2.31

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.